9. Property, plant and equipment	12 Months Ended
Dec. 31, 2013
Property, plant and equipment

	2013	2012
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	160	158
Furniture, fixtures and office equipment	627	616
Motor vehicles	155	162
Testing equipment	30	87

	2,838	2,889

Less: Accumulated depreciation	(1,949)	(1,944)

	889	945

	2013	2012	2011
	US$’000	US$’000	US$’000
Depreciation charge	108	130	182

ZHEJIANG TIANLAN
Property, plant and equipment
	2013	2012
	RMB’000	RMB’000

Office premises and leasehold improvements	47,092	47,092
Furniture, fixtures and office equipment	8,511	7,136
Motor vehicles	3,258	3,361
Plant and machineries	711	711
Construction in progress	437	298

	60,009	58,598

Less: Accumulated depreciation	(11,918)	(9,505)

	48,091	49,093

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Depreciation charge	2,956	3,017	2,694

ZHEJIANG JIAHUAN
Property, plant and equipment

		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Buildings	33,707	32,561
Plant and machinery	7,938	7,847
Office equipment	2,899	2,732
Motor vehicles	1,125	1,125

	45,669	44,265

Less: Accumulated depreciation	(18,067)	(15,606)

	27,602	28,659

		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Depreciation charge	2,461	2,028	1,997

Buildings with carrying amount of approximately RMB33,707,000 and RMB32,561,000 as of December 31, 2013 and 2012 respectively were pledged, along with the land use right as discussed below, to secure the short-term loans.